GENERAL (Narratives) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 19, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General [Line Items]
Restructuring expenses				$ 1,225
Nera Networks [Member]
General [Line Items]
Consideration for all shares	$ 57,174